COMMITMENTS AND CONTINGENCIES (Details Narrative) - SGD ($)	Jun. 28, 2024	May 02, 2024	Jul. 07, 2023	Apr. 26, 2024
Diginius Pte Ltd [Member]
Working capital				$ 500,000
Fixed interest rate				8.00%
Lease term			3 years
Payment for rental fee			$ 8,864
Techcreate Solution Private Limited [Member]
Working capital		$ 350,000
Fixed interest rate		7.75%
Committed working capital		$ 253,409
Lease term	3 years
Payment for rental fee	$ 36,923